Financial Instruments and Risk Management - Offsetting Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair value of derivative liabilities
Financial Instruments and Risk Management
Gross Liabilities	$ (7,118)	$ (4,370)
Gross Assets Offset	7,033	4,162
Net Amounts Presented	(85)	(208)
Accounts payable
Financial Instruments and Risk Management
Gross Liabilities	(8,966)	(10,036)
Gross Assets Offset	6,897	8,633
Net Amounts Presented	(2,069)	(1,403)
Financial liabilities
Financial Instruments and Risk Management
Gross Liabilities	(16,084)	(14,406)
Gross Assets Offset	13,930	12,795
Net Amounts Presented	$ (2,154)	$ (1,611)